INCOME TAXES INCOME TAXES - Deferred Taxes and other (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Components of Deferred Tax Assets
Intangibles	$ 20	$ 102
Employee benefits, other than retirement	31	36
Net operating loss, capital loss and credit carryforwards	184	152
Deferred Tax Assets, Deferred Income	98	16
Share-based compensation	25	24
Capitalized Research and Development Costs	93	41
Lease obligations	39	37
Other	35	42
Subtotal	525	450
Tax valuation allowance	(113)	(112)
Deferred tax assets	412	338
Components of Deferred Tax Liabilities
Property, plant and equipment	(62)	(26)
Pension benefits and retiree medical benefits	(41)	(25)
Right-of-use asset	(39)	(37)
Other	(4)	(4)
Deferred tax liability	(146)	(92)
Deferred tax Assets, net	266	246
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax assets ( included within other assets)	412	338
Deferred tax Assets, net	266	246
Other Noncurrent Assets [Member]
Components of Deferred Tax Assets
Deferred tax assets	351	284
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax assets ( included within other assets)	351	284
Other Noncurrent Liabilities
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax liabilities ( included within other long-term liabilities)	$ 85	$ 38